FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Level 1
Financial assets:
Available-for-sale securities	$ 100,572	$ 74,581
Total financial assets	100,572	74,581
Level 2
Financial assets:
Trade receivables	74,411	67,300
Available-for-sale securities	5,246
Fair value of derivative financial instruments	11,677	5,590
Total financial assets	91,334	72,890
Financial liabilities:
Fair value of derivative financial instruments	1,878	467
Total
Financial assets:
Trade receivables	74,411	67,300
Available-for-sale securities	105,818	74,581
Fair value of derivative financial instruments	11,677	5,590
Total financial assets	191,906	147,471
Financial liabilities:
Fair value of derivative financial instruments	$ 1,878	$ 467